Contract liabilities (Tables)	6 Months Ended
Feb. 29, 2024
Contract liabilities
Schedule of contract liabilities

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Opening balance	1,815,731	1,029,318
Payments received in advance	404,563	3,330,235
Boat sale deposits	—	151,572
Payments reimbursed	—	(8,131)
Transferred to revenues	(460,314)	(2,718,943)
Currency translation	2,652	31,680
Closing balance	1,762,632	1,815,731